Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal annual installments of stock options exercisable | item	3
Expiration period of employee stock option	10 years
Share-based compensation	$ 43,728	$ 41,549	$ 30,790
Weighted average fair value | $ / shares	$ 8.50	$ 8.27	$ 7.66
Weighted average exercise price | $ / shares	$ 47.01	$ 39.01	$ 30.96
Risk-free interest rate	1.24%	1.73%	2.01%
Expected volatility	21.53%	20.80%	25.06%
Expected term (years)	4 years 6 months	6 years 3 months 18 days	6 years 6 months
Dividend yield	0.86%	1.04%	1.29%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required service period for retirement eligible employees	12 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Required service period for retirement eligible employees	18 months
2015 Performance Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements	$ 18,600
2015 Market-Based Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements	$ 1,900
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of common stock in exercise price	100.00%
Award vesting period	3 years
Unrecognized compensation cost related to non vested share-based compensation arrangements	$ 2,700
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period	1 year 7 months 6 days
Weighted average fair value | $ / shares	$ 8.50	$ 8.27	$ 7.66
Weighted average exercise price | $ / shares	$ 47.01	$ 39.01	$ 30.96
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of employee stock option	10 years
Omnibus Stock Incentive Plan 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards | shares	5.0
Omnibus Stock Incentive Plan, Twenty Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards | shares	17.0
2002 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards | shares	9.4
Long Term Incentive Plan 2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares granted to participants pursuant to awards | shares	2.4
Nonvested Restricted Stock Bonus Awards | Maximum | Certain key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Performance Shares | 2014 Performance Shares | attained in 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of performance shares grant expected to vest	200.00%
Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non vested share-based compensation arrangements	$ 17,700
Unrecognized compensation cost related to non vested share-based compensation arrangements, remaining weighted average recognition period	1 year 8 months 12 days